Note 21 - Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of effect of changes in foreign exchange rates [text block]
		March 31, 2019		March 31, 2018
Denominated in	US $	Euro	US $	Euro

Cash and cash equivalents	3,369	-	7,024	-
Marketable securities	2,696	-	26	-
Receivables	16	-	6	-
Trade and other payables	(13,251)	(131)	(3,924)	(627)
	(7,170)	(131)	3,132	(627)

		March 31, 2019		March 31, 2018
	Average	Reporting	Average	Reporting

CA$ per US$	1.3122	1.3349	1.2834	1.2900
CA$ per Euro	1.5192	1.4975	1.5008	1.5898
	March 31, 2019	March 31, 2018
	$	$

Increase (decrease) in net loss	364	(88)

Disclosure of financial liabilities [text block]
					March 31, 2019
Required payments per year		Total	Carrying amount	Less than 1 year	1 to 3 years
	Notes	$	$	$	$

Trade and other payables	11	16,429	16,429	16,429	-
Unsecured convertible debentures	13	2,143	1,817	2,143	-
		18,572	18,246	18,572	-
					March 31, 2018
Required payments per year		Total	Carrying amount	Less than 1 year	1 to 3 years
	Notes	$	$	$	$

Trade and other payables	11	6,697	6,697	6,697	-
Unsecured convertible debentures	13	2,303	1,612	160	2,143
		9,000	8,309	6,857	2,143